Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting
Number of reportable segments not disclosed flag			true
Total portfolio revenue	$ 139,673	$ 100,948	$ 422,419	$ 286,927
Credit card revenue	1,755	2,048	5,450	6,353
Servicing revenue	9,414	7,605	30,621	21,080
Total Revenues	150,842	110,601	458,490	314,360
Provision for credit losses	569	867	1,670	2,637
Salaries and benefits	23,314	12,567	43,590	35,973
Servicing expenses	47,609	33,246	133,948	95,873
Depreciation and amortization	1,350	548	4,206	1,678
Professional fees	3,743	1,894	15,353	5,930
Other selling, general and administrative	4,221	2,052	13,783	5,769
Net Operating Income	70,036	59,427	245,940	166,500
Other Income / (Expense):
Interest expense	(26,467)	(19,753)	(77,184)	(55,187)
Foreign exchange and other income / (expense)	1,944	(440)	5,564	(3,181)
Total other expense	(24,523)	(20,193)	(71,620)	(58,368)
Income Before Income Taxes	45,513	39,234	174,320	108,132
United States
Segment Reporting
Total portfolio revenue	108,147	72,943	326,205	205,849
Credit card revenue	634	648	1,928	2,129
Servicing revenue	2,510	746	10,832	2,412
Total Revenues	111,291	74,337	338,965	210,390
Provision for credit losses	375	426	1,074	1,402
Salaries and benefits	17,774	7,424	27,308	21,134
Servicing expenses	35,745	23,241	101,719	70,145
Depreciation and amortization	792	167	2,943	503
Professional fees	3,093	1,403	13,459	4,294
Canaccede exit incentive	79		1,059
Other selling, general and administrative	3,044	941	9,445	2,724
Net Operating Income	50,389	40,735	181,958	110,188
United Kingdom
Segment Reporting
Total portfolio revenue	6,889	7,882	18,812	21,607
Servicing revenue	6,484	6,789	18,628	18,476
Total Revenues	13,373	14,671	37,440	40,083
Salaries and benefits	4,068	3,793	11,897	10,569
Servicing expenses	5,563	4,287	14,652	10,749
Depreciation and amortization	89	82	259	239
Professional fees	284	211	754	690
Other selling, general and administrative	665	688	1,907	1,803
Net Operating Income	2,704	5,610	7,971	16,033
Canada
Segment Reporting
Total portfolio revenue	15,363	11,442	49,109	36,218
Credit card revenue	1,121	1,400	3,522	4,224
Servicing revenue	420	70	1,161	192
Total Revenues	16,904	12,912	53,792	40,634
Provision for credit losses	194	441	596	1,235
Salaries and benefits	1,328	1,263	3,996	3,993
Servicing expenses	2,777	2,768	7,831	7,583
Depreciation and amortization	458	293	974	917
Professional fees	77	73	410	305
Other selling, general and administrative	303	320	960	897
Net Operating Income	11,767	7,754	39,025	25,704
Latin America
Segment Reporting
Total portfolio revenue	9,274	8,681	28,293	23,253
Total Revenues	9,274	8,681	28,293	23,253
Salaries and benefits	144	87	389	277
Servicing expenses	3,524	2,950	9,746	7,396
Depreciation and amortization	11	6	30	19
Professional fees	289	207	730	641
Other selling, general and administrative	130	103	412	345
Net Operating Income	$ 5,176	$ 5,328	$ 16,986	$ 14,575